GOVERNMENT GRANTS (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by Nature [line items]
Government grants	$ 76,258.8	$ 75,164.3	$ 47,545.9
TSMC Arizona Corporation (TSMC Arizona)
Expense by Nature [line items]
Government grants, percentage of investment grant eligible	25.00%